Omnibus Incentive Compensation Plan (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Unvested shares, beginning of period	495,867	0
Unvested value, beginning of period	$ 7,528	$ 0
Granted, shares	0	745,769
Granted, value	$ 0	$ 11,318
Vested, shares	(247,933)	(249,902)
Vested, value	$ (3,759)	$ (3,790)
Unvested shares, end of period	247,934	495,867
Unvested shares, end of period	$ 3,769	$ 7,528